COMMON STOCK	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
COMMON STOCK

NOTE 13 – COMMON STOCK

A)	Stock Issued for cash

The Company has authorized 324,000,000 shares of common stock with a par value of $0.01.

During the year ended December 31, 2014, the Company issued 50,000 shares of its common stock in connection with the exercise of a stock option granted to an outside consultant and received $25,000 based on the exercise price of $0.50 per common share.

During the year ended December 31, 2014, the Company raised additional capital through issuance of common stock pursuant to a private placement whereby $680,000 in capital was raised through the issuance of 1,360,000 shares of common stock at $0.50 per share.

During the year ended December 31, 2015, the Company issued 54,000 shares of its common stock in connection with the exercise of a stock option granted to a related party Director and received $15,001 based on the exercise price of $0.2778 per common share.

During the year ended December 31, 2015 the Company issued 10,000 shares of its common stock in connection with the exercise of a stock option granted to a related party Director and received $5,000 based on the exercise price of $0.50 per share.

During the year ended December 31, 2015, the Company raised additional capital through issuance of common stock pursuant to a private placement whereby $990,000 in capital was raised through the issuance of 1,980,000 shares of common stock at $0.50 per share.

B)	Stock issued for services

On April 21, 2014, the Company issued to an attorney 25,000 shares of the Company’s common stock at $0.50 per share, or $12,500, for services rendered.  The Company valued these common shares based on the price recent investors paid for common shares pursuant to a private placement.

On September 23, 2014, the Company issued to a consultant 10,000 shares of the Company’s common stock at $0.75 per share, or $7,500, for services rendered.  The Company valued these common shares based on the price recent investors paid for common shares in the OTCQB market.

On October 10, 2014, the Company issued to a consultant 10,000 shares of the Company’s common stock at $0.75 per share, or $7,500, for services rendered.  The Company valued these common shares based on the price recent investors paid for common shares in the OTCQB market.

On October 15, 2014, the Company issued to a consultant 37,500 shares of the Company’s common stock at $0.75 per share, or $28,125, for services to be rendered.  The Company valued these common shares based on the price recent investors paid for common shares in the OTCQB.

On December 8, 2014, the Consultant who was issued 37,500 shares of the Company’s common stock on October 15, 2015 agreed to return the 37,500 shares to the Company to be cancelled.

On January 19, 2015, the Company entered into an agreement with an employee, wherein the employee elected to receive 400 shares of the Company common stock at a fair value of $0.75 per share, or $300, in lieu of a bonus.

On May 1, 2015, the Company entered into an agreement with an employee, wherein the employee elected to receive 2,000 shares of the Company common stock at a fair value of $0.65 per share, or $1,300, in lieu of a bonus.

On May 22, 2015, the Company issued to a law firm 50,000 shares of its common stock at $0.65 per share, or $32,500, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On May 28, 2015, the Company issued to a consultant 5,000 shares of its common stock at $0.65 per share, or $3,250, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On October 15, 2015, the Company issued to a consultant 7,000 shares of its common stock at $0.60 per share, or $4,200, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On November 15, 2015, the Company issued to a consultant 7,000 shares of its common stock at $0.75 per share, or $5,250, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

On December 15, 2015, the Company issued to a consultant 7,000 shares of its common stock at $0.69 per share, or $4,830, for services rendered. The Company valued these common shares based on the fair value at the date of grant.

C)	Retirement of Treasury Shares

On December 21, 2015 the Company’s Board of Directors approved to retire 360,000 Treasury Shares with a cost of $2,501.

D)	Stock issued for acquisitions

During the year ended December 31, 2015, the Company issued 350,000 shares of its common stock for the acquisition of two websites. The Company valued these common shares at $262,500 or $0.75 per share, based on the fair value on the date of the acquisitions.

E)	Stock issued for dividends

During the year ended December 31, 2014, the Company issued 21,234 shares of its common stock as dividends to the holders of its Series A Stock and Series B Stock only. Holders of the Series A, Series B, and Series C Stock are entitled to the payment of a 10% dividend payable in shares of the Company's common stock at a rate of one share of common stock for each ten shares of Series A, Series B, or Series C Stock. Dividends shall be payable annually the tenth business day of January. Holders of Series C Stock are entitled to payment of 10% dividend payable in shares of the Company's common stock on the tenth business day of January commencing in 2015.

During the year ended December 31, 2015, the Company issued 289,425 shares of its common stock as dividends to the holders of its Series A Stock, Series B Stock, and Series C Stock only. Holders of the Series A, Series B, Series B and Series D Stock are entitled to the payment of a 10% dividend payable in shares of the Company's common stock at a rate of one share of common stock for each ten shares of Series A, Series B, Series C, or Series D Stock. Dividends shall be payable annually the tenth business day of January. Holders of Series D Stock are entitled to payment of 10% dividend payable in shares of the Company's common stock on the tenth business day of January commencing in 2016.